Long-Term Deposit (Details) In Thousands, unless otherwise specified	12 Months Ended										0 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	May 19, 2006 Joyinn Hotel Investment and Management Co., Ltd. [Member] USD ($)	May 19, 2006 Joyinn Hotel Investment and Management Co., Ltd. [Member] CNY	Jun. 30, 2008 Initial Deposit Amount [Member] CNY	Jun. 30, 2008 Total Deposit Amount [Member] CNY	Jun. 16, 2008 Deposit Reduction Amount [Member] CNY	Dec. 10, 2012 Pledged Interest [Member]	Jun. 23, 2009 Pledged Interest [Member]	Apr. 09, 2008 Pledged Interest [Member]	Apr. 09, 2008 Pledgor's Ownership in Joyinn [Member]
Schedule of Equity Method Investments [Line Items]
Registered capital						$ 6,236	50,000		52,000
Long-term deposit			2,690	16,760	16,760			26,000		(5,000)
Ownership percentage														97.60%
Increase in pledge, percentage											16.80%
Interest in Joyinn, pledged as a guarantee, percent											87.80%	71.00%	52.00%
Impairment provision	$ 681	4,240